UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:               1-212-476-8800

Date of fiscal year end:     March 31

Date of reporting period:        September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund IV (TE) - Client LLC

For the six months ended September 30, 2022

Index	Page No.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2022 (Unaudited)

Assets

Investment in the Company, at fair value	$137,258,419
Investment in Money Market Fund	2,057,015
Prepaid legal fees	623
Interest receivable	3,916

Total Assets	$139,319,973

Liabilities

Deferred tax fee payable	$3,626,515
Distribution and servicing fees payable	229,065
Due to Affiliates	61,041
Tax preparation fees payable	47,394
Administration service fees payable	9,373
Audit fees payable	8,750
Other payables	1,475

Total Liabilities	$3,983,613

Commitments and contingencies (Note 4)

Members’ Equity - Net Assets	$135,336,360

Units of Membership Interests outstanding (unlimited units authorized)	144,532.98
Net Asset Value Per Unit	$936.37

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Operations

For the six months ended September 30, 2022 (Unaudited)

Net Investment Loss Allocated from the Company:

Dividend income	$164,553
Interest income	16,899
Expenses	(488,602)

Total Net Investment Loss Allocated from the Company	(307,150)

Fund Income:

Interest income	15,577

Total Fund Income	15,577

Fund Expenses:

Distribution and servicing fees	458,131
Tax expense	118,731
Tax preparation fees	57,132
Administration service fees	18,747
Professional fees	9,997
Other expenses	31,345

Total Fund Expenses	694,083

Net Investment Loss	(985,656)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)
Net realized gain on investment in the Company	5,287,039
Net change in unrealized appreciation on investment in the Company	(8,012,958)

Net Realized and Change in Unrealized Gain on Investment in the Company	(2,725,919)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(3,711,575)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2022 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$114,532,651	$-	$114,532,651

Members' equity at April 1, 2021	$131,998,683	$1,811,378	$133,810,061
Net investment loss	(4,408,664)	-	(4,408,664)
Net realized gain on investment in the Company	26,106,224	-	26,106,224
Net change in unrealized appreciation on investment in the Company	12,746,140	-	12,746,140
Net change in incentive carried interest	(2,238,840)	2,238,840	-
Members' equity at March 31, 2022	$145,305,656	$4,050,218	$149,355,874

For the six months ended September 30, 2022 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$114,532,651	$-	$114,532,651

Members' equity at April 1, 2022	$145,305,656	$4,050,218	$149,355,874
Capital distributions	(10,307,939)	-	(10,307,939)
Net investment loss	(985,656)	-	(985,656)
Net realized gain on investment in the Company	5,287,039	-	5,287,039
Net change in unrealized appreciation on investment in the Company	(8,012,958)	-	(8,012,958)
Net change in incentive carried interest	241,251	(241,251)	-
Members' equity at September 30, 2022	$131,527,393	$3,808,967	$135,336,360

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(3,711,575)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Proceeds received from investment in the Company	10,791,046
Change in fair value of investment in the Company	3,033,069
Reclassification to short term investment	566,541
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid legal fees	1,249
(Increase) decrease in interest receivable	(3,705)
Increase (decrease) in due to Affiliates	47,483
Increase (decrease) in tax preparation fees payable	(36,328)
Increase (decrease) in audit fees payable	(8,750)
Increase (decrease) in other payables	(6,714)
Increase (decrease) in tax payable	(364,377)

Net cash provided by (used in) operating activities	10,307,939

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(10,307,939)

Net cash provided by (used in) financing activities	(10,307,939)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $523,939 were received from the Company for taxes paid and/or accrued by the Company on behalf of the TE Fund.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Highlights

	For the six months ended September 30, 2022 (Unaudited)	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,033.37	$925.81	$629.69	$633.20	$546.77	$569.14
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(6.82)	(30.49)	(15.57)	(24.44)	(23.79)	(53.07)
Net realized and change in unrealized gain (loss) on investments	(18.86)	268.80	311.69	20.93	110.22	30.70
Net increase (decrease) in net assets resulting from operations after incentive carried interest	(25.68)	238.31	296.12	(3.51)	86.43	(22.37)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(71.32)	(130.75)	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$936.37	$1,033.37	$925.81	$629.69	$633.20	$546.77
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(2.54)%	26.01%	47.03%	(0.55)%	15.81%	(3.93)%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$135,336	$149,356	$133,810	$79,953	$69,258	$28,812
Ratios to Average Members' Equity - Net Assets: (4) (5) (6)
Expenses excluding incentive carried interest	1.67%	3.23%	2.50%	4.23%	4.76%	11.16%
Net change in incentive carried interest	(0.17)%	1.54%	1.82%	-	-	-
Expenses including incentive carried interest	1.50%	4.77%	4.32%	4.23%	4.76%	11.16%
Net investment loss excluding incentive carried interest	(1.39)%	(3.03)%	(2.23)%	(3.86)%	(4.31)%	(10.68)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (7)	17.98%	20.94%	18.90%	4.82%	11.01%	5.33%
Internal Rate of Return after incentive carried interest (7)	17.32%	20.15%	18.31%	4.82%	11.01%	5.33%

(1)	Selected data for a unit of membership interest outstanding throughout each year.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.

(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.

(5)	Ratios include expenses allocated from the Company.
(6)	For the six months ended September 30, 2022, the ratios are annualized.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

5

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on February 29, 2016. The TE Fund commenced operations on November 15, 2016. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on June 30, 2017, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by consent of a majority-in-interest of its Members as defined in the TE Fund’s limited liability company agreement (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive risk-adjusted returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the "Company"), through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at September 30, 2022 was approximately 34.26%.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant

6

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2022, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 92.21%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements. All intercompany transactions (consisting of capital contributions and distributions) have been eliminated. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at September 30, 2022. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the TE Fund held $2,057,015 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

F. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The TE Fund has a tax year end of December 31.

The Offshore Fund is treated as a corporation for tax reporting.  The Offshore Fund has a tax year end of December 31. The Offshore Fund is subject to federal, state and local income taxes. As of September 30, 2022, the Offshore Fund has recorded a total deferred tax payable of $3,626,515 and a current tax payable of $0.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. As of September 30, 2022, the TE Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2021, and after adjustment for purchases and sales between December 31, 2021 and September 30, 2022, the estimated cost of the TE Fund’s investment in the Company at September 30, 2022, for federal income tax purposes aggregated $70,190,300. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be $67,068,119.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TE Fund's tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund's consolidated financial statements for the six months ended September 30, 2022. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2022, the TE Fund did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Managers’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members' total capital commitments. For the six months ended September 30, 2022, the Company incurred Advisory Fees totaling $919,337, of which $314,965 was allocated to the TE Fund.

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”), a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2022, the TE Fund incurred Distribution and Servicing Fees totaling $458,131.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,373 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2022, the TE Fund incurred administration service fees totaling $18,747.

9

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2022, the Company incurred $78,125 in Independent Managers’ fees, of which $26,766 was allocated to the TE Fund.

As of September 30, 2022, two persons had ownership of approximately 8.73% and 8.12% of the TE Fund’s total capital commitments and are treated as “affiliated persons”, as defined in the Investment Company Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TE Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2022, capital commitments from Members totaled $114,532,651. Capital contributions received by the TE Fund with regard to satisfying Member capital commitments totaled $84,754,161, which represents approximately 74% of committed capital at September 30, 2022.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2022, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2022, the TE Fund had distributed $29,205,826 to Members. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Special Member (as defined in Note 1 of the Company’s notes), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At September 30, 2022, the accrued and unpaid incentive carried interest was $3,808,967.

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their

11

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Notes to the Consolidated Financial Statements

September 30, 2022 (Unaudited)

capital commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Other Matters

The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Company and in turn, may impact the financial performance of the Company. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.

8. Subsequent Events

The TE Fund has evaluated all events subsequent to September 30, 2022, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

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NB Crossroads Private Markets Fund IV (TE) - Client LLC

Supplemental Information

September 30, 2022

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the period ended September 30, 2022.

The TE Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2022 (Unaudited)

Assets

Investments, at fair value (cost $231,535,996)	$403,196,143
Deferred financing costs	92,452
Prepaid insurance	47,749
Interest receivable	16,086

Total Assets	$403,352,430

Liabilities

Advisory fees payable	$459,668
Due to Affiliate	248,822
Professional fees payable	106,450
Administration service fees payable	104,337
Financing costs payable	13,417
Other payables	577

Total Liabilities	$933,271

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$402,419,159

Units of Membership Interests outstanding (unlimited units authorized)	1,475,657.81
Net Asset Value Per Unit	$272.70

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (20.69%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$1,016,176	$1,952,801
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-12/2001	North America	2,268,643	4,413,909
Carlyle Partners VII, L.P.	Primary	12/2018-09/2022	North America	11,536,181	13,488,363
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-07/2022	North America	6,190,851	10,413,031
Cortefiel Co-Invest SCSp	Co-investment	10/2017-05/2022	Europe	1,308,758	1,988,048
CVC Capital Partners VII, L.P.	Primary	12/2018-12/2021	Europe	8,929,136	14,453,743
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	4,388,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	1,988,555
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	964,771	1,478,536
SLP Blue Co-Invest, L.P.	Co-investment	06/2018 - 05/2022	North America	1,804,069	3,116,444
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2001	North America	2,975,044	7,154,400
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2022	North America	1,229,169	1,618,133
TPG Partners VIII, L.P.	Primary	12/2019-09/2022	North America	5,319,603	8,414,816
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	8,398,975
				50,848,972	83,268,265
Small and Mid-cap Buyout (43.90%)
BC Holdco, LLC	Co-investment	11/2017-01/2022	North America	2,325,157	3,844,150
ByLight InvestCo LP	Co-investment	05/2017-07/2022	North America	89,456	8,808,658
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2022	North America	9,677,333	12,543,001
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	2,638,084
CI Capital Investors II, L.P.	Secondary	06/2017-02/2022	North America	27,291	14,497
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-02/2022	North America	693,150	281,050
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2022	Europe	7,429,928	8,931,837
EXC Holdings LP	Co-investment	11/2017-08/2022	North America	626,884	1,907,835
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,703,026
Further Global Capital Partners, L.P.	Primary	03/2018-09/2022	North America	9,767,600	12,105,861
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	3,013,866
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-09/2022	North America	8,590,310	9,354,353
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-07/2022	Europe	4,636,552	6,666,040
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,988,509
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	1,507,900
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	4,375,000
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	1,903,702	1,334,058
NB Verrocchio LP	Co-investment	06/2018-05/2022	South America	3,357,522	2,740,680
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-07/2022	North America	3,050,072	5,244,417
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,026	1,386,530
PPC Fund II, L.P.	Primary	04/2018-08/2022	North America	8,388,589	13,968,639
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,170,285	3,286,732
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,895,036	3,783,721
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-09/2022	North America	1,119,575	5,969,845
Veritas Capital Fund VI, L.P.	Primary	06/2017-08/2022	North America	3,682,873	23,918,789
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	3,382,965	9,219,341
Webster Capital IV, L.P.	Primary	07/2018-04/2022	North America	8,413,084	17,844,562
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	22,900	25,900
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,389,370
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	5,857,479
				93,447,499	176,653,730

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (14.38%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-09/2022	North America	2,588,011	3,871,244
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	9,759,107	13,475,757
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2022	North America	1,304,536	3,639,817
Epiris Fund II L.P.	Primary	05/2018-09/2022	Europe	7,215,353	10,420,403
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	3,713,976	3,821,016
NB Arch LP	Co-investment	09/2017 - 06/2022	North America	830,000	2,994,276
NB WM Co-Invest LP	Co-investment	09/2017	North America	-	605,164
Runner Topco L.P.	Co-investment	04/2018	North America	132,049	787,785
Sycamore Partners III, L.P.	Primary	01/2018-09/2022	North America	7,611,948	9,880,051
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	8,053,790	8,367,851
				41,208,770	57,863,364
Venture Capital (17.77%)
Alsop Louie Capital IV L.P.	Primary	11/2017-09/2022	North America	5,553,667	6,927,052
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,975,887	7,316,937
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,214,195	3,750,350
Canaan XI L.P.	Primary	01/2018-09/2022	North America	4,964,827	12,105,553
DFJ Growth III, L.P.	Primary	05/2017-09/2022	North America	3,279,634	8,158,893
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,149,521	3,867,358
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	7,831,733
New Clearent Holdings, LLC (F)	Co-investment	06/2018-10/2021	North America	2,026,027	6,078,082
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-06/2022	Europe	2,548,845	7,366,680
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	1,719,117	1,333,214
TPG Tech Adjacencies, L.P.	Primary	06/2019-09/2022	North America	4,175,291	6,772,476
				32,128,299	71,508,328

Short Term Investments	Cost	Fair Value
Money Market Fund (3.45%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	13,902,456	13,902,456
	13,902,456	13,902,456

Total Investments in Portfolio Funds (cost $231,535,996) (100.19%)		403,196,143
Other Assets & Liabilities (Net) (-0.19%)		(776,984)
Members' Equity - Net Assets (100.00%)		$402,419,159

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2022 aggregated $217,633,540. Total fair value of illiquid and restricted securities at September 30, 2022 was $389,293,687 or 96.74% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2022 (Unaudited)

Investment Income:

Dividend income	$480,307
Interest income	49,322

Total Investment Income	529,629

Operating Expenses:

Advisory fees	919,337
Administration service fees	214,964
Professional fees	127,091
Independent Managers' fees	78,125
Insurance expense	29,588
Financing costs	21,281
Other expenses	35,770

Total Operating Expenses	1,426,156

Net Investment Loss	(896,527)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	15,432,105
Net change in unrealized appreciation on investments	(23,388,670)

Net Realized and Change in Unrealized Gain on Investments	(7,956,565)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(8,853,092)

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2022 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2021	$387,070,303	$3,914,310	$390,984,613
Capital distributions	(59,831,287)	(602,018)	(60,433,305)
Net investment loss	(2,051,448)	(20,731)	(2,072,179)
Net realized gain on investments	75,437,958	762,345	76,200,303
Net change in unrealized appreciation on investments	36,831,937	372,208	37,204,145
Members' equity at March 31, 2022	$437,457,463	$4,426,114	$441,883,577

For the six months ended September 30, 2022 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2022	$437,457,463	$4,426,114	$441,883,577
Capital distributions	(30,310,317)	(301,009)	(30,611,326)
Net investment loss	(887,558)	(8,969)	(896,527)
Net realized gain on investments	15,277,715	154,390	15,432,105
Net change in unrealized appreciation on investments	(23,154,680)	(233,990)	(23,388,670)
Members' equity at September 30, 2022	$398,382,623	$4,036,536	$402,419,159

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(8,853,092)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(14,919,776)
Proceeds received from investments	32,802,991
Net realized gain on investments	(15,432,105)
Net change in unrealized (appreciation) depreciation on investments	23,388,670
Net change in accretion of PIK dividend	(480,307)
Reclassification to short term investment	14,025,114
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	21,281
(Increase) decrease in prepaid insurance	(25,218)
(Increase) decrease in interest receivable	(13,891)
Increase (decrease) in due to Affiliate	248,943
Increase (decrease) in professional fees payable	(136,805)
Increase (decrease) in administration service fees payable	(14,642)
Increase (decrease) in financing costs payable	292
Increase (decrease) in other payables	(129)

Net cash provided by (used in) operating activities	30,611,326

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(30,611,326)

Net cash provided by (used in) financing activities	(30,611,326)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from underlying Portfolio Funds, at value on the date of distribution	$213,368

Distributions totaling $523,939 were made to the TE Fund and the Offshore Fund for taxes paid and/or accrued on behalf of the TE Fund and Offshore Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2022 (Unaudited)	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$299.45	$264.96	$177.13	$172.70	$144.52	$140.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.61)	(1.40)	(1.43)	(1.62)	(2.65)	(5.33)
Net realized and unrealized gain (loss) on investments	(5.40)	76.84	89.42	6.08	30.83	9.76
Net increase (decrease) in net assets resulting from operations	(6.01)	75.44	87.99	4.46	28.18	4.43

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(20.74)	(40.95)	(0.16)	(0.03)	-	-
NET ASSET VALUE, END OF PERIOD	$272.70	$299.45	$264.96	$177.13	$172.70	$144.52
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(2.04)%	28.90%	49.69%	2.58%	19.50%	3.16%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$402,419	$441,884	$390,985	$235,453	$197,449	$68,126
Ratios to Average Members' Equity - Net Assets: (4)
Expenses	0.68%	0.69%	0.98%	1.24%	2.14%	4.66%
Net investment loss	(0.43)%	(0.49)%	(0.71)%	(0.91)%	(1.81)%	(4.56)%
Portfolio Turnover Rate (5)	3.70%	10.23%	9.36%	8.89%	7.59%	9.09%

INTERNAL RATES OF RETURN:
Internal Rate of Return (6)	21.29%	24.57%	23.18%	9.35%	17.76%	3.36%

(1)	Selected data for a unit of Membership Interest outstanding throughout each year.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	Proceeds received from investments are included in the portfolio turnover rate.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on August 7, 2017, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive risk-adjusted returns. The Company seeks to achieve its objective by investing in a diversified global portfolio of high quality third- party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund’s and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2022, the TI Fund’s, the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Company’s valuation policy to comply with Rule 2a-5 and designated NBIA as the Company’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1                    Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2                    Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3                    Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,388,511	$78,879,754	$83,268,265
Small and Mid-cap Buyout	-	-	18,480,120	158,173,610	176,653,730
Special Situations	-	-	9,155,636	48,707,728	57,863,364
Venture	-	-	6,078,082	65,430,246	71,508,328
Money Market Fund	13,902,456	-	-	-	13,902,456
Total	$13,902,456	$-	$38,102,349	$351,191,338	$403,196,143

Significant Unobservable Inputs

As of September 30, 2022, the Company had investments valued at $403,196,143. The fair value of investments valued at $351,191,338 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2022:

			Unobservable Inputs
Investments	Fair Value 09/30/22	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,388,511	Market Approach	LTM EBITDA	12.5x	N/A

Small and Mid-cap Buyout	16,972,220	Market Approach	LTM EBITDA	14.0x-16.5x	15.6x

Small and Mid-cap Buyout	1,507,900	Market Approach	LTM Net Revenue	3.9x	N/A

Special Situations	9,155,636	Market Approach	LTM EBITDA	10.7x-18.4x	17.7x

Venture	6,078,082	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Total	$38,102,349

1 Inputs weighted based on fair value of investments in range.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

During the six months ended September 30, 2022, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$42,914

During the six months ended September 30, 2022, change in unrealized appreciation and realized gains from Level 3 investments were $718,523 and $(132,049), respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2022.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2022 is one to six years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the Company held $13,902,456, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2022, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2021, and after adjustment for purchases and sales between December 31, 2021 and September 30, 2022, the estimated cost of the Portfolio Funds at September 30, 2022, for federal income tax purposes aggregated $189,049,576. The net unrealized appreciation for federal income tax purposes was estimated to be $200,244,111. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $202,442,284 and $2,198,173, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2021, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2022. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2022, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; costs of insurance; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI and TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members' total capital commitments. For the six months ended September 30, 2022, the Company incurred Advisory Fees totaling $919,337.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2022, the Company incurred administration service fees totaling $214,964.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2022, the Company incurred $78,125 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2022, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $228,998,441, which represents approximately 69% of committed capital at September 30, 2022.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2022, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2022, the Company had distributed $91,315,511 to Members.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

5. Capital Commitments of the Company to Investments

As of September 30, 2022, the Company had total capital commitments of $328,604,362 to the investments with remaining unfunded commitments to the investments totaling $41,038,274 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	7,147,913
Small and Mid-cap Buyout	17,770,036
Special Situations	8,709,793
Venture	7,410,532
Total	$41,038,274

6. Description of the Investments

Due to the nature of the investments, the Company generally cannot liquidate its positions in the investments except through distributions from the investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Company has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investment represent 5% or more of Members’ Equity – Net Assets of the Company.

Veritas Capital Fund VI, L.P. represents 5.94% of Members’ Equity – Net Assets of the Company as of September 30, 2022. Veritas VI will focus on middle-market companies that provide goods and services to a broad array of government-related customers.

7. Line of Credit

The Company entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 5, 2018, amended as of December 3, 2021, under which the Company can borrow an aggregate principal amount of $15,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Company’s unfunded Members’ capital commitments.  The Credit Agreement has a maturity date of December 3, 2024.

As of September 30, 2022, there were no outstanding principal amounts owed to the bank by the Company. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and the secured overnight financing rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2022, the Company did not draw on the line of credit, and as such the Company did not incur any interest expense. In relation to entering the Credit Agreement, the Company incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

the loan.  For the six months ended September 30, 2022, the Company expensed $21,281 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program,

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2022 (Unaudited)

force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Company and in turn, may impact the financial performance of the Company. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.

11. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2022, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund IV Holdings LLC

Supplemental Information

September 30, 2022 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2022.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2022 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund IV Holdings LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Managers held on July 15, 2022 and a Board meeting held on July 21, 2022. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2022 (Unaudited)

registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2022.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2022.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2022

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2022